Principal Subsidiaries and Non-Controlling Interests in Subsidiaries - Summary of Significant Investments In Subsidiaries (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
International [member] | Scotiabank Colpatria -S- -A- [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Scotiabank Colpatria S.A. (51%)
Principal office	Bogota, Colombia
Carrying value	$ 995	$ 1,004
International [member] | The Bank of Nova Scotia International Limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	BNS International (Bahamas) Limited
Principal office	Nassau, Bahamas
Carrying value	$ 17,543	18,510
International [member] | BNS asia limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	BNS Asia Limited
Principal office	Singapore
International [member] | The Bank of Nova Scotia Trust Company (Bahamas) Limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	The Bank of Nova Scotia Trust Company (Bahamas) Limited
Principal office	Nassau, Bahamas
International [member] | Grupo BNS de Costa Rica S.A. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Grupo BNS de Costa Rica, S.A.
Principal office	San Jose, Costa Rica
International [member] | Scotiabank & Trust (Cayman) Ltd. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Scotiabank & Trust (Cayman) Ltd.
Principal office	Grand Cayman, Cayman Islands
International [member] | Scotiabank (Bahamas) Limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Scotiabank (Bahamas) Limited
Principal office	Nassau, Bahamas
International [member] | Scotiabank (Ireland) Designated Activity Company [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Scotiabank (Ireland) Designated Activity Company
Principal office	Dublin, Ireland
International [member] | Grupo Financiero Scotiabank Inverlat, S.A. de C.V. [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Grupo Financiero Scotiabank Inverlat, S.A. de C.V. (97.4%)
Principal office	Mexico City, Mexico
Carrying value	$ 4,714	4,320
International [member] | Nova Scotia Inversiones Limitada [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Nova Scotia Inversiones Limitada
Principal office	Santiago, Chile
Carrying value	$ 5,173	5,255
International [member] | Scotiabank Chile S A [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Scotiabank Chile S.A. (83.03%)
Principal office	Santiago, Chile
International [member] | Scotia Holdings (US) Inc. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Scotia Holdings (US) Inc.
Principal office	New York, New York
International [member] | Scotia Capital (USA) Inc. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Scotia Capital (USA) Inc.
Principal office	New York, New York
International [member] | Scotiabank Brasil S.A. Banco Multiplo [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Scotiabank Brasil S.A. Banco Multiplo
Principal office	Sao Paulo, Brazil
Carrying value	$ 280	282
International [member] | Scotiabank Caribbean Holdings Ltd [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Scotiabank Caribbean Holdings Ltd.
Principal office	Bridgetown, Barbados
Carrying value	$ 1,630	1,842
International [member] | Scotia Group Jamaica Limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Scotia Group Jamaica Limited (71.8%)
Principal office	Kingston, Jamaica
International [member] | The Bank of Nova Scotia Jamaica Limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	The Bank of Nova Scotia Jamaica Limited
Principal office	Kingston, Jamaica
International [member] | Scotiabank Trinidad and Tobago Limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Scotiabank Trinidad and Tobago Limited (50.9%)
Principal office	Port of Spain, Trinidad and Tobago
International [member] | Scotiabank Panama SA. [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Scotiabank (Panama) S.A.
Principal office	Panama City, Panama
International [member] | Scotiabank Uruguay SA. [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Scotiabank Uruguay S.A.
Principal office	Montevideo, Uruguay
Carrying value	$ 440	472
International [member] | Scotiabank Europe plc [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Scotiabank Europe plc
Principal office	London, United Kingdom
Carrying value	$ 2,273	2,505
International [member] | Scotia Peru Holdings S.A [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Scotia Peru Holdings S.A.
Principal office	Lima, Peru
Carrying value	$ 4,277	5,677
International [member] | Scotiabank Peru S.A.A. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Scotiabank Peru S.A.A. (98.05%)
Principal office	Lima, Peru
International [member] | Profuturo AFP S.A [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Profuturo AFP S.A.
Principal office	Lima, Peru
International [member] | Scotiabank Republica Dominicana S A Banco Multiple [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Scotiabank Republica Dominicana, S.A. – Banco Multiple (99.80%)
Principal office	Santo Domingo, Dominican Republic
Carrying value	$ 775	808
International [member] | Scotiabank Barbados Limited [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Scotiabank (Barbados) Limited
Principal office	Bridgetown, Barbados
Carrying value	$ 235	219
Canada [member] | 1832 Asset Management L.P. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	1832 Asset Management L.P.
Principal office	Toronto, Ontario
Carrying value	$ 2,680	1,562
Canada [member] | BNS Investments Inc. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	BNS Investments Inc.
Principal office	Toronto, Ontario
Carrying value	$ 15,200	14,510
Canada [member] | Montreal Trust Company of Canada [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Montreal Trust Company of Canada
Principal office	Montreal, Quebec
Canada [member] | The Bank of Nova Scotia Trust Company [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	The Bank of Nova Scotia Trust Company
Principal office	Toronto, Ontario
Carrying value	$ 185	155
Canada [member] | National Trustco Inc. [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	National Trust Company
Principal office	Stratford, Ontario
Carrying value	$ 366	359
Canada [member] | Roynat Inc. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Roynat Inc.
Principal office	Calgary, Alberta
Carrying value	$ 518	409
Canada [member] | Scotia Capital Inc. [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Scotia Capital Inc.
Principal office	Toronto, Ontario
Carrying value	$ 2,818	2,338
Canada [member] | Scotia Dealer Advantage Inc. [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Scotia Dealer Advantage Inc.
Principal office	Burnaby, British Columbia
Carrying value	$ 729	614
Canada [member] | Scotia Mortgage Corporation [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Scotia Mortgage Corporation
Principal office	Toronto, Ontario
Carrying value	$ 750	760
Canada [member] | Scotia Securities Inc. [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Scotia Securities Inc.
Principal office	Toronto, Ontario
Carrying value	$ 53	49
Canada [member] | Tangerine Bank [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Tangerine Bank
Principal office	Toronto, Ontario
Carrying value	$ 3,405	3,264
Canada [member] | Jarislowsky, Fraser Limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Jarislowsky, Fraser Limited
Principal office	Montreal, Quebec
Carrying value	$ 1,027	957
Canada [member] | MD Financial Management Inc [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	MD Financial Management Inc.
Principal office	Ottawa, Ontario
Carrying value	$ 2,761	$ 2,645